Equity - Schedule of Ordinary Shares (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares authorised	500,000,000	500,000,000	500,000,000
Warrant price per share	$ 0.01	$ 0.01	$ 10.0
Amount of ordinary shares authorised	$ 5,000,000	$ 5,000,000	$ 5,000,000,000
Amount of share capital par value issued and fully paid	63,019,962	61,826,237	61,366,844
Amount of share capital surplus issued and fully paid	$ 213,098,729	$ 115,754,741	$ 108,800,191
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrant price per share	$ 0.01
Number of ordinary shares issued and fully paid	348,723,365	209,675,470	189,954,970
American Depositary Share
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued and fully paid	69,744,673	41,935,094	37,990,994